UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):  |_| is a restatement
                                           |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Brevan Howard Asset Management LLP
Address:          2nd Floor
                  Almack House
                  28 King Street
                  London SW1Y 6XA
                  United Kingdom

Form 13F File Number:  028-1590
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James Vernon
Title:            Managing Member of Brevan Howard Asset Management LLP
Phone:            0207 0222 6200

Signature, Place and Date of Signing:



     /s/ James Vernon           London, United Kingdom        November 2, 2007
--------------------------   ---------------------------    -------------------
         [Signature]                 [City, State]               [Date]


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                      BREVAN HOWARD ASSET MANAGEMENT LLP
                                   FORM 13F
                        Quarter Ended December 31, 2006


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      BREVAN HOWARD ASSET MANAGEMENT LLP
                                   FORM 13F
                        Quarter Ended December 31, 2006

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                 ----------------------------

Form 13F Information Table Entry Total:                      73
                                                 ----------------------------

Form 13F Information Table Value Total:                   $516,369
                                                 ----------------------------
                                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None

                      BREVAN HOWARD ASSET MANAGEMENT LLP
                                   FORM 13F
                        Quarter Ended December 31, 2006




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                                                                                                                   VOTING AUTHORITY
                                                              VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER   ------------------
NAME OF ISSUER                 CLASS TITLE       CUSIP      (X$1,000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                            COM         013817101     $4,502    150,000   SH           SOLE            150,000
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AMERICAN INTL GROUP INC              COM         026874107     $3,583     50,000   SH           SOLE             50,000
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AMGEN INC                            COM         031162100     $1,318     19,300   SH           SOLE             19,300
------------------------------------------------------------------------------------------------------------------------------------
AMERICREDIT CORP               NOTE 1.750% 11/1  03060RAM3    $21,457     15,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
APOGENT TECHNOLOGIES INC          DBCV 12/1      03760AAK7    $33,070     20,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
ARCHSTONE SMITH OPER TR        NOTE 4.000% 7/1   039584AC1    $10,825     10,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
ARMOR HOLDINGS INC             NOTE 2.000%11/0   042260AC3    $18,209     15,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
BANCO BRADESCO S A              SP ADR PFD NEW   059460303       $686     34,000   SH           SOLE             34,000
------------------------------------------------------------------------------------------------------------------------------------
BANCO ITAU HLDG FINANCIERA S   SPD ADR 500 PFD   059602201       $542     30,000   SH           SOLE             30,000
------------------------------------------------------------------------------------------------------------------------------------
BARR PHARMACEUTICALS INC             COM         068306109     $1,303     26,000   SH           SOLE             26,000
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC                      COM         071813109     $1,378     29,700   SH           SOLE             29,700
------------------------------------------------------------------------------------------------------------------------------------
BRASIL TELECOM PARTICIPACOES     SPON ADR PFD    105530109     $1,281     30,000   SH           SOLE             30,000
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO              COM         110122108     $1,390     52,800   SH           SOLE             52,800
------------------------------------------------------------------------------------------------------------------------------------
CBOT HLDGS INC                       CL A        14984K106    $19,593    129,352   SH           SOLE            129,352
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CEASARS ENTMT INC                  FRNT 4/1      127687AB7     $6,525      5,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC                   NOTE 2.000% 6/0   156708AP4     $8,139      5,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP               COM         165167107     $7,844    270,000   SH           SOLE            270,000
------------------------------------------------------------------------------------------------------------------------------------
CHINA MOBILE LIMITED               SPON ADR      16941M109       $864     20,000   SH           SOLE             20,000
------------------------------------------------------------------------------------------------------------------------------------
COMPANIA DE TELECOMUNICS CHI     SPON ADR NEW    204449300     $1,205    150,000   SH           SOLE            150,000
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                       COM         20825C104     $2,950     41,000   SH           SOLE             41,000
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COVENTRY HEALTH CARE INC             COM         222862104     $1,321     26,400   SH           SOLE             26,400
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DANAHER CORP DEL                     COM         235851102     $1,087     15,000   SH           SOLE             15,000
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DIAMOND OFFSHORE DRILLING IN         COM         25271C102     $5,596     70,000   SH           SOLE             70,000
------------------------------------------------------------------------------------------------------------------------------------
DRYSHIPS INC                         SHS         Y2109Q101       $720     40,000   SH           SOLE             40,000
------------------------------------------------------------------------------------------------------------------------------------
EMBOTELLADORA ANDINA SA           SPON ADR B     29081P303       $847     50,000   SH           SOLE             50,000
------------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP                          COM         292505104    $39,977    870,000   SH           SOLE            870,000
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                NOTE 4.250%12/1   345370CF5    $21,440     20,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO                  COM         369604103     $4,651    125,000   SH           SOLE            125,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP               DEB SR CV C33    370442717    $12,459    550,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
GOLD FIELDS LTD NEW                SPON ADR      38059T106       $755     40,000   SH           SOLE             40,000
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                 NOTE 3.125% 7/1   406216AM3    $34,393     20,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
ICICI BK LTD                         ADR         45104G104       $563     13,500   SH           SOLE             13,500
------------------------------------------------------------------------------------------------------------------------------------
INTL BUSINESS MACHS                  COM         459200101     $1,943     20,000   SH           SOLE             20,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                      MSCI BRAZIL     464286400     $4,217     90,000   SH           SOLE             90,000
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JOHNSON & JOHNSON                    COM         478160104     $1,327     20,100   SH           SOLE             20,100
------------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP OF AMER HLDGS      COM NEW       50540R409     $1,352     18,400   SH           SOLE             18,400
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW          DEB 0.750% 3/3   530718AF2    $25,706     20,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                       COM         532457108     $1,287     24,700   SH           SOLE             24,700
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                  NOTE 0.861% 10/1  548661CG0     $5,415      5,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
MASISA S A NEW                     SPON ADR      574800108     $1,030    100,000   SH           SOLE            100,000
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MERCK & CO INC                       COM         589331107     $1,325     30,400   SH           SOLE             30,400
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MERILL LYNCH & CO INC              NOTE 3/1      590188W46    $26,520     20,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC            SPON ADR      607409109     $1,506     30,000   SH           SOLE             30,000
------------------------------------------------------------------------------------------------------------------------------------
MURPHY OIL CORP                      COM         626717102     $1,576     31,000   SH           SOLE             31,000
------------------------------------------------------------------------------------------------------------------------------------
MYLAN LABS INC                       COM         628530107     $1,291     64,700   SH           SOLE             64,700
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL VARCO INC           COM         637071101       $649     21,200   SH           SOLE             21,200
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NEW ORIENTAL ED & TECH GRP I       SPON ADR      647581107       $335     10,000   SH           SOLE             10,000
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NOBLE CORPORATION                    SHS         G65422100     $1,656     43,500   SH           SOLE             43,500
------------------------------------------------------------------------------------------------------------------------------------
NYMEX HOLDINGS INC                   COM         62948N104     $3,162     25,500   SH           SOLE             25,500
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OCCIDENTAL PETE CORP DEL             COM         674599105     $2,808     57,500   SH           SOLE             57,500
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC                  NOTE 7/3      681919AM8    $10,247     10,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC ETHANOL INC                  COM         69423U107       $739     48,000   SH           SOLE             48,000
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO       SPON ADR      71654V101     $1,345     29,000   SH           SOLE             29,000
------------------------------------------------------------------------------------------------------------------------------------




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PETROLEO BRASILEIRO SA PETRO       SPON ADR      71654V408     $1,828     35,500   SH           SOLE             35,500
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                           COM         717081103     $2,683    103,600   SH           SOLE            103,600
------------------------------------------------------------------------------------------------------------------------------------
PLACER DOME INC                DBCV 2.750% 10/1  725906AK7    $24,295     17,500   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER RESOURCES INC            COM         74837R104     $2,671     73,000   SH           SOLE             73,000
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTL IN   NOTE 3.500% 11/1  749121BY4    $39,232     25,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC                        COM         779382100       $664     20,000   SH           SOLE             20,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP                 COM         806605101     $1,390     58,800   SH           SOLE             58,800
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR           SBI CONS STPLS   81369Y308     $3,918    150,000   SH           SOLE            150,000
------------------------------------------------------------------------------------------------------------------------------------
TEVA PAHRMACEUTICALS FIN LLC   DBCV 0.250% 2/0   88163VAE9     $9,548     10,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
TEXTRON INC                          COM         883203101     $2,344     50,000   SH           SOLE             50,000
------------------------------------------------------------------------------------------------------------------------------------
TIM PARTICIPACOES S A            SPON ADR PFD    88706P106     $1,385     40,000   SH           SOLE             40,000
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER TELECOM INC        DBCV 2.375% 4/0   887319AC5    $24,991     19,500   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
TURKCELL ILETISIM HIZMETLERI     SPON ADR NEW    900111204       $793     59,302   SH           SOLE             59,302
------------------------------------------------------------------------------------------------------------------------------------
ULTRA PETROLEUM CORP                 COM         903914109     $2,363     49,500   SH           SOLE             49,500
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UNIBANCO-UNIAO DE BANCOS BRA    GDR REP PFD UT   90458E107       $753      8,100   SH           SOLE              8,100
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UNITEDHEALTH GROUP INC               COM         91324P102     $1,445     26,900   SH           SOLE             26,900
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW               COM         91913Y100     $2,046     40,000   SH           SOLE             40,000
------------------------------------------------------------------------------------------------------------------------------------
WATSON PHARMACEUTICALS INC           COM         942683103     $1,361     52,300   SH           SOLE             52,300
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW               DBCV 5/0      949746FA4    $25,396     25,000   PRN          SOLE                           NONE
------------------------------------------------------------------------------------------------------------------------------------
WYETH                                COM         983024100     $1,354     26,600   SH           SOLE             26,600
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